Basis of Presentation and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Basis of Presentation and Summary of Significant Accounting Policies
Description of Business

Description of Business

MEDIROM Healthcare Technologies Inc. (“Parent”) and its eight subsidiaries (collectively, the “Company”) are one of the leading holistic health services providers in Japan. The Company is a franchisor and operator of healthcare salons across Japan and is a preferred platform partner for large consumer brands, healthcare service providers, and government entities to affect positive health outcomes. The Company primarily engages in three lines of business: Relaxation Salon Segment (retail), Luxury Beauty (retail) and Digital Preventative Healthcare Segment (healthtech). Refer to description below and Note 6 for segment information.

Relaxation Salon Segment (See Note 6 for segment information)

The Relaxation Salon Segment is the core of the Company’s business, whereby the Company owns, develops, operates, or franchises and supports relaxation salons. The salon locations cover major cities throughout Japan, with strong market presence in the Tokyo metropolitan area. The Segment includes several Relaxation Salon brands including Re.Ra.Ku®, and as of June 30, 2024 and December 31, 2023, it has a total of 308 and 314 salons, respectively. The following table presents total number of salons by operation type:

	Number of
	Relaxation Salons
	As of June 30,	As of December 31,
	2024	2023
Directly-operated	215	217
Franchised	93	97
Total	308	314

The number of Directly-operated salons include 60 and 41 investor-owned salons as of June 30, 2024 and December 31, 2023, respectively.

Digital Preventative Healthcare Segment (See Note 6 for segment information)

The Digital Preventative Healthcare Segment mainly consists of the following operations: government-sponsored Specific Health Guidance program, utilizing our internally-developed on-demand health monitoring smartphone application, or Lav®; MOTHER Bracelet® for fitness applications.

Luxury Beauty Segment (See Note 6 for segment information)

The Luxury Beauty Segment is a business line acquired in October 2021 and operates high brand beauty salons in the central areas of Tokyo.

Description of Business

MEDIROM Healthcare Technologies Inc. (“Parent”) and its seven subsidiaries (collectively, the “Company”) are one of the leading holistic health services providers in Japan. The Company is a franchisor and operator of healthcare salons across Japan and is a preferred platform partner for large consumer brands, healthcare service providers, and government entities to affect positive health outcomes. The Company primarily engages in three lines of business: Relaxation Salon Segment (retail), Luxury Beauty (retail) and Digital Preventative Healthcare Segment (healthtech). Refer to description below and Note 11 for segment information.

Parent was originally incorporated in Japan on July 13, 2000 under the name “Kabushiki Kaisha Young Leaves.” In January 2017, Parent changed Parent’s name to “MEDIROM Inc.” In March 2020, Parent changed Parent’s name to “MEDIROM Healthcare Technologies Inc.”

Relaxation Salon Segment (See Note 11 for segment information)

The Relaxation Salon Segment is the core of our business, whereby we own, develop, operate, or franchise and support relaxation salons. The salon locations cover major cities throughout Japan, with strong market presence in the Tokyo metropolitan area. The Segment includes several Relaxation Salon brands including Re.Ra.Ku®, and as of December 31, 2023, 2022 and 2021, it has a total of 314, 312 and 312 salons, respectively. The following table presents total number of salons by operation type:

	Number of
	Relaxation Salons
	2023	2022	2021
Directly-operated	217	199	188
Franchised	97	113	124
Total	314	312	312

The number of salons in Directly-operated includes 41, 31 and 4 investor-owned salons as of December 31, 2023, 2022 and 2021, respectively.

Digital Preventative Healthcare Segment (See Note 11 for segment information)

The Digital Preventative Healthcare Segment mainly consists of the following operations: government-sponsored Specific Health Guidance program, utilizing our internally-developed on-demand health monitoring smartphone application, or Lav®; our MOTHER Bracelet® for fitness applications.

Luxury Beauty Segment (See Note 2 for business combination and Note 11 for segment information)

In October 2021, the Company acquired 60% of the ownership interest in ZACC Kabushiki Kaisha (“ZACC”), a high-end hair salon company, and acquired the remaining outstanding common stock in January 2022. ZACC owns and operates 3 luxury hair salon brands (ZACC vie, ZACC raffine, and ZACC ginza), all of which have been recognized by customers for over 30 years for their high level of techniques and hospitality. The remaining 40% of the ownership interest in ZACC was transferred to the Company on January 1, 2022, for ¥148,000 thousand.

Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements are presented in Japanese yen, the currency of the country in which the Company is incorporated and principally operates. The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”)

for interim financial statements. Accordingly, they do not include all disclosures required by accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information.

The results of operations for interim period are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2024 or for any other future annual or interim period. The accompanying unaudited condensed consolidated financial information should be read in conjunction with the Company’s annual financial statements and notes included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2023, which was filed with the SEC on June 18, 2024.

Basis of Presentation

The accompanying consolidated financial statements are presented in Japanese yen, the currency of the country in which the Company is incorporated and principally operates. The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Reclassification

Reclassification

The Company reclassified certain amount of revenue (¥92,000 thousand) and cost of sales (¥23,217 thousand) into gain from sale of salons (¥68,783 thousand) in the condensed consolidated statements of operations for the six-month period ended June 30, 2023, to conform with the new accounting policy described in the notes to the annual financial statements. In addition, a reduction in the registered capital and additional reserved capital amount for common stock was approved by the Company’s shareholders in accordance with the Japan’s Companies Act on March 31, 2023. The amount available for the reduction in the registered capital and additional reserved capital under Japan’s Companies Act is based on the amount recorded in the Company’s general books of account, maintained in accordance with accounting principles generally accepted in Japan (“Japanese GAAP”). The additional paid in capital available for the reduction was ¥1,307 million under the Japanese GAAP on March 31, 2023. However, under U.S. GAAP, the amount available for the reduction was ¥1,265 million as of March 31, 2023. Therefore, the Company reclassified ¥1,265 million of additional paid-in capital to retained earnings to prevent a negative balance in additional paid-in capital on March 31, 2023 under U.S. GAAP.

Reclassification The Company reclassified certain amounts in the Consolidated Statements of Cash Flows in the prior year to conform to the current year’s presentation.
Going Concern and Liquidity

Going Concern and Liquidity

The Company had a working capital deficit for the last three years and an accumulated deficit in 2022 and 2021. Despite having a positive net assets position as of December 31, 2023, and positive net income for the year ended December 31, 2023, we had negative cash flows from operations in 2023. We expect that our cash and cash equivalents as of December 31, 2023 of JPY106,347 thousand (US$755 thousand) may not be sufficient to fund our operating expenses, capital expenditure requirements, and debt service obligations for the 12 months following the issuance date of the audit opinion for the financial statements contained in this prospectus. These conditions, among others, raise substantial doubt about the ability of the Company to continue as a going concern. The continuation as a going concern is dependent upon the Company’s ability to meet its financial requirements, raise additional capital, and the success of its future operations.

Management plans to alleviate the conditions that raise substantial doubt by raising additional capital through the issuance of common stock, other equity or debt financings, or refinancing of existing debt obligations. However, the Company’s ability to issue equity securities or obtain debt financing on acceptable terms, or at all, will depend on, among other things, its financial performance, general economic factors, including inflation and then-current interest rates, the condition of the credit and capital markets and other events, some of which may be beyond the Company’s control. The Company refinanced the existing loan agreement and renewed the credit facility agreement subsequent to the year-ended December 31, 2023. See subsequent event footnote for the further detail. There are currently no written agreements in place for such funding or issuance of securities except for the debt refinances described in the subsequent event footnote and there can be no assurance that such plans will be effectively implemented. Accordingly, the Company has concluded that substantial doubt exists about the Company’s ability to continue as a going concern for a period of at least 12 months following the issuance date of these financial statements.

The Company’s consolidated financial statement as of December 31, 2023, were prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

Consolidation and Variable Interest Entities

Consolidation and Variable Interest Entities

Effective July 1, 2021, Bell Epoc Wellness Inc., a subsidiary of the Company, was merged with Decollte Wellness Corporation, another subsidiary of the Company pursuant to an absorption-type company split agreement, with Bell Epoc Wellness Inc. being the successor entity. The purpose of this reorganization is to achieve more efficiency in training therapists and operating the relaxation salons, and to integrate the brands. As these subsidiaries were under common control, there was no impact to the consolidated financial statements. Bell Epoc Wellness Inc. changed its name to Wing Inc. effective November 1, 2021.

On May 31, 2023, the board of directors approved a second reorganization (the “Second Reorganization”), which consists of (i) an Incorporation-type Company Split Plan, pursuant to which the Company spun off the Digital Preventative Healthcare business and transferred and assigned it to MEDIROM MOTHER Labs Inc. (“MML”), a newly established wholly-owned subsidiary, which is expected to solely conduct the Digital Preventative Healthcare business going forward; and (ii) an Absorption-type Company Split Agreement, pursuant to which the Company spun off the existing salon development department (which is responsible for sourcing and setting up store spaces) and general corporate department (which includes accounting, legal, general affairs, human resources, IT and any other corporate functions) and had Bell & Joy Power Partners Inc., an existing wholly-owned subsidiary, assume such operations going forward (on the same day, Bell & Joy Power Partners Inc. was renamed into MEDIROM Shared Services Inc.). As these subsidiaries were under common control, there was no impact to the consolidated financial statements. The Second Reorganization became effective on July 3, 2023.

The consolidated financial statements for the year ended December 31, 2023 include the accounts of Parent and the following subsidiaries: Medirom Healthcare Technologies Inc, JOYHANDS WELLNESS Inc., Wing Inc., MEDIROM Shared Services Inc., SAWAN Co., Ltd., ZACC Kabushiki Kaisha (“ZACC”), Medirom Human Resources Inc., and MEDIROM MOTHER Labs Inc. For those consolidated subsidiaries where the Company’s ownership is less than 100%, the portion of the net income or loss allocable to the noncontrolling interests is reported as “Net income attributable to noncontrolling interests” in the Consolidated Statements of Operations. All intercompany transactions have been eliminated in consolidation. Investments in companies over which the Company has significant influence but not control are accounted for by the equity method. The Company evaluates its investments and other significant relationships to determine whether any investee is a variable interest entity (“VIE”). If the Company concludes that an investee is a VIE, the Company evaluates its power to direct the activities of the investee, its obligation to absorb the expected losses of the investee and its right to receive the expected residual returns of the investee to determine whether the Company is the primary beneficiary of the investee. If the Company is the primary beneficiary of a VIE, the Company consolidates such entity and reflects the noncontrolling interest of other beneficiaries of that entity. There is no VIE where the Company is the primary beneficiary as of December 31, 2023 and 2022.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in the consolidated financial statements include, but are not limited to, the allowance for doubtful accounts, fair value of intangible assets acquired through business combination, impairment of long-lived assets and goodwill, asset retirement obligations, valuation of stock-based compensation, going concern and valuation of deferred tax assets. Management bases these estimates on assumptions that it believes to be reasonable under the circumstance, including considerations for the unwinding of the COVID-19 pandemic.

Foreign Currency Translation

Foreign Currency Translation

Assets and liabilities denominated in foreign currencies are translated into Japanese yen at the respective year-end exchange rates. All revenue and expenses from assets and liabilities denominated in foreign currencies are converted to Japanese yen at the exchange rate prevailing when transactions occur. Exchange gains and losses resulting from foreign currency transactions and the conversion of monetary assets and liabilities denominated in foreign currencies are included in foreign exchange income in the consolidated statements of operation.

Noncontrolling Interests

Noncontrolling Interests

Noncontrolling interests represent the portion of profit or loss, net assets, and comprehensive income or loss that is not allocable to the Company as a result of the sale of ownership interest in MML to certain third-party investors. At the end of each reporting period, the Company determines the amount of equity (at book value) that is allocable to non-controlling interests based upon the respective ownership interests.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand or other highly liquid investments placed with banks or other financial institutions which are unrestricted as to withdrawal or use and have original maturities of less than three months. There are no cash equivalents balances for the periods presented.

Time Deposits

Time Deposits

Time deposits presented in the consolidated balance sheets are short-term investments, whose maturity dates are longer than three months but less than one year. Time deposits with maturity dates of longer than one year are included in other assets in the consolidated balance sheets.

Accounts Receivable-Trade, Net

Accounts Receivable—Trade, Net

The accounts receivable-trade on the Company’s consolidated balance sheets primarily includes accounts receivables from franchisees. The balance is presented net of an allowance for expected losses (i.e., doubtful accounts), primarily related to receivables from the Company’s franchisees. The Company monitors the financial condition of its franchisees and records provisions for estimated losses on receivables when it believes franchisees are unable to make their required payments based on factors such as delinquencies, aging trends and expectations of forward-looking loss estimates. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses incurred related to existing accounts and receivables. The allowance for doubtful accounts related to accounts receivable-trade was ¥15,925 thousand and ¥5,873 thousand at December 31, 2023 and 2022, respectively.

Accounts Receivable-Other, Net and Long-Term Accounts Receivable-Other, Net

Accounts Receivable—Other, Net and Long-Term Accounts Receivable—Other, Net

The accounts receivable—other on the Company’s consolidated balance sheets primarily includes accounts receivable from commercial facility landlords and credit card companies related directly-operated salon’s revenue and franchisee’s revenue collected by these entities on behalf of the Company. As of December 31, 2023 and 2022, accounts receivable from commercial facilities and credit card companies of ¥439,340 thousand and ¥877,372 thousand, respectively, are included in the accounts receivable—other, net on the consolidated balance sheets. The balance is presented net of an allowance for expected losses (i.e., doubtful accounts). The Company monitors the financial condition of its debtor and records provisions for estimated losses on receivables when it believes debtors are unable to make their required payments based on factors such as delinquencies and aging trends. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses incurred related to existing accounts and receivables. As of December 31, 2023, the allowance for doubtful accounts related to accounts receivable-other was ¥457 thousand. There was no allowance for doubtful accounts related to accounts receivable-other as of December 31, 2022.

Long-term accounts receivable—other mainly consists of a non-interest bearing receivable due from an unrelated business entity, with a monthly repayment amount of ¥1,063 thousand and maturity of July 31, 2038. As of December 31, 2023 and 2022, the principal balance due was ¥199,325 thousand and ¥225,380 thousand, respectively. The short-term principal balance due was ¥12,750 thousand and ¥14,400 thousand as of December 31, 2023 and 2022, which are included in accounts receivable-other, net in the consolidated balance sheets. Long-term accounts receivable—other includes other long-term accounts receivable of ¥13,019 thousand as of December 31, 2023 and 2022. The Company monitors the financial condition of its obligor and records provisions for estimated losses on receivables when it believes the obligors are unable to make their required payments. As of December 31, 2023 and 2022, the related allowance for doubtful accounts on long-term accounts receivable—other was ¥116,547 thousand and ¥157,052 thousand, respectively.

Concentrations

Concentrations

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of cash. The Company primarily places its cash with high-credit quality financial institutions. The Company’s cash deposits, of up to ¥10,000 thousand are insured by the Japanese government. From time to time, the Company has deposits in excess of the insured amounts.

Inventories

Inventories

Inventories consist principally of finished goods and raw materials of Mother Bracelet. Inventories are stated at the lower of cost or net realizable value, cost being determined by the first-in, first-out method for merchandise. The Company reviews its inventories for obsolete or unsalable items and adjusts the carrying value to reflect estimated realizable values.

Investments

Investments

Investments in equity securities, in which the Company does not have significant influence, and for which there is not a readily determinable fair value, are recorded at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments in the same issuer.

When the Company evaluates whether these non-marketable equity securities are impaired or not, the Company evaluates first whether an event or change in circumstances has occurred in the period that may have significant adverse effect on the fair value of the securities (an impairment indicator).

The Company uses such impairment indicators as follows:

(1)	A significant deterioration in the earnings performance or business prospects of the investee.
(2)	A significant adverse change in the regulatory, economic, or technological environment of the investee.
(3)	A significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates.
(4)	A recent example of the new issuance of a security, in which the issue price is less than our cost.

The Company estimates the fair value of the non-marketable equity securities when an impairment indicator is present. The fair value is determined as a result of considering various unobservable inputs which are available to the Company, including expectation of future income of the investees, net asset value of the investees, and material unrealized losses to be considered in assets and liabilities held by the investees. The Company recognizes impairment of non-marketable equity securities when the fair value is below the carrying amount and the decline in fair value is considered to be other-than-temporary.

Leases

Leases

The Company considers whether a contract is a lease or if it contains a lease element when a contract is executed. If a contract conveys the right to control the use of the identified asset for a period of time in exchange for consideration, such contract is determined to contain a lease element. When the contract contains a lease element, a lease is either classified as operating lease or finance lease when the Company is a lessee, and a sales-type lease or direct financing lease when the Company is a lessor.

The Company, as a lessee, applies the right-of-use model to account for lease transactions. Under the right-of-use model, right-of-use asset and lease liability are recognized at commencement date. The Company measures its lease liability at present value of future lease payments over the remaining term. The Company uses its incremental borrowing rate for the discount rate to calculate the present value of the payments since it is difficult and not practical to determine the interest rate implicit in the lease. The Company’s incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Right-of-use asset is initially measured as the initial amount of the lease liability, plus any lease payments made to the lessor before the lease commencement date, plus any initial direct costs incurred, minus any lease incentives received. When the Company determines a lease term, if a lease contract contains an option to extend its lease term, the Company is reasonably certain to exercise such option. This is mainly due to the severe economic loss the Company may face for not exercising the right of extension, such as recognizing impairment loss of attached facilities and loss resulting from failure to receive the franchise fee originally obtainable. Therefore, the lease term includes the option to extend. Initial lease terms are generally between 3 and 10 years.

For operating leases, the Company recognizes the minimum lease payments where it is the lessee and the minimum lease income where it is the lessor on a straight-line basis over the lease term, and reflects them as rental expenses and rental revenues, respectively, in the consolidated statements of operation. The Company elected to separate lease and non-lease components and not to recognize leases with an initial term of 12 months or less.

Operating rental expense includes amortization of right-of-use assets and interests on lease liability. Variable lease expenses are primarily linked to sales and are excluded from the measurement of lease liability.

Rental expenses are recorded in the consolidated statements of operation based on the nature of the underlying lease. Rental expense related to leases for directly-operated salons and for leased properties that are subsequently subleased to franchisees are recorded to cost of revenue from directly-operated salons and cost of franchise revenue, respectively, and rental expense related to leases for corporate offices is recorded to selling, general and administrative expenses.

Rental income for operating leases on properties subleased to franchisees is recorded to franchise revenue. Terms and conditions of the sublease agreements are arranged to pass through lease obligations under head leases to the franchisees. Sublease income is presented on a gross basis on the accompanying consolidated statements of operation, as the Company remains the primary obligor.

For newly executed contracts, renewal and revision related to leases, estimates and certain assumptions are used to determine asset value, useful lives, discount rate, lease term, etc. and these have effects on (1) classification of lease, (2) measurement of rental payments and (3) measurement of lease asset. These results may differ if varying estimates and assumptions are used.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are recorded at cost, less accumulated depreciation. Depreciation of property and equipment is computed principally using the straight-line method based on the estimated useful life of the assets.

The useful lives for depreciation by major asset classes are as follows:

Leasehold improvements	Lesser of 15 years or the remaining lease term
Vehicles	2-6 years
Tools, furniture and fixtures	3-13 years

Other Intangible Assets, Net

Other Intangible Assets, Net

Other intangible assets with finite useful lives consist primarily of capitalized software, reacquired franchise rights, definite-lived trademarks, customer relationships, and store operating rights. The Company capitalizes both eligible internal and external costs of developing or obtaining computer software for internal use. Costs incurred to develop internal-use software during the application development stage are capitalized until the software is substantially complete and ready for its intended use. Costs related to data conversion, training and maintenance costs associated with internal-use software are expensed as incurred. Capitalized software is amortized over the estimated useful life (3-5 years) using the straight-line method. The Company amortizes the fair value of reacquired franchise rights over the remaining contractual terms of the reacquired franchise rights at the time of the acquisition, which generally range from 1-5 years. The Company amortizes the fair value of trademarks over the estimated useful life (10 years). The Company amortizes the fair value of customer relationships and store operating rights over the estimated useful life (3-7 years). Other intangible assets with indefinite useful lives consist primarily of trademarks that are generally recorded in connection with business combinations at their fair value. Indefinite-lived intangibles should be tested for impairment annually and more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired. Due to the Company’s internal reorganization in July 2021, the Company is no longer using the indefinite-lived trademark and therefore recorded an impairment of ¥38,922 thousand in 2021 which is included in impairment loss on long-lived assets in the consolidated statements of operation. There was no impairment in intangible assets recorded in 2023 and 2022.

Impairment of Long-lived Assets, Excluding Goodwill

Impairment of Long-lived Assets, Excluding Goodwill

The Company assesses impairment of long-lived assets at the individual salon level, as this is the lowest level for which identifiable cash flows are largely independent of other groups of assets and liabilities. Long-lived assets include property and equipment, right-of-use lease assets, internal use software, and definite-lived intangible assets. The Company reviews the carrying value of long-lived assets for impairment whenever events or circumstances occur that indicate that the carrying value of the assets may not be recoverable. The assets are considered to be impaired when the estimated undiscounted cash flows expected to result from the use of the assets and their eventual disposition are less than their carrying values. The impairment loss is measured as the amount by which the carrying value of the asset or asset group exceeds its fair value. In determining the fair value, the Company uses present value techniques, if appropriate, based on the estimated future cash flows expected to result from the use of the assets and their eventual dispositions. During 2021, long-lived assets impairment charges related to continuing operations of ¥3,165 thousand, ¥39,067 thousand and ¥20,979 thousand were recorded on property and equipment, other intangible assets and right-of-use asset—operating leases, respectively. Long-lived assets impairments are recorded in impairment loss on long-lived assets in the consolidated statements of operation. There was no impairment loss in the year ended December 31, 2023 and 2022.

Acquisitions

Acquisitions

The Company evaluates acquisitions of assets and other similar transactions to assess whether or not the transaction should be accounted for as a business combination or asset acquisition by first applying a screen test to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If the screen is met, the transaction is accounted for as an asset acquisition. If the screen is not met, further determination is required as to whether or not we have acquired inputs and processes that have the ability to create outputs which would meet the definition of a business. Significant judgment is required in the application of the screen test to determine whether an acquisition is a business combination or an acquisition of assets.

If an acquisition is determined to be a business combination, the assets acquired and liabilities assumed are recorded at their respective estimated fair values at the date of the acquisition. Any excess of the purchase price over the estimated fair values of the identifiable net assets acquired is recorded as goodwill.

If an acquisition is determined to be an asset acquisition, the cost of the asset acquisition, including transaction costs, are allocated to identifiable assets acquired and liabilities assumed based on a relative fair value basis. If the cost of the asset acquisition is less than the fair value of the net assets acquired, no gain is recognized in earnings. The excess fair value of the acquired net assets acquired over the consideration transferred is allocated on a relative fair value basis to the identifiable net assets (excluding non-qualifying assets). The Company often purchases salons from third-party investors and franchisees through salon operation right transfer agreement, and the Company recognizes store operating rights and reacquired rights, respectively from the salon purchase transactions.

Determining estimated fair value requires a significant amount of judgment and estimates. If assumptions change or errors are determined in our calculations, the fair value could materially change resulting in a change in goodwill or identifiable net assets acquired.

Goodwill

Goodwill

Goodwill represents the excess of cost over fair value of identifiable net assets acquired and assumed in business combinations. The Company generally records goodwill in connection with the acquisition of relaxation salons from franchisees. Upon the sale of relaxation salons to franchisees, goodwill is decremented. In addition, the Company records goodwill when the Company acquires other entities. Goodwill and intangible assets that are deemed to have indefinite useful lives are subject to impairment testing. Impairment testing is performed annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill impairment assessments are performed at the reporting unit level, which is the same as the Company’s operating segments. The Company utilizes a qualitative assessment for determining whether step one of the goodwill impairment analysis is necessary. If a step one test is considered necessary based on the qualitative factors, the Company compares the estimated fair value of a reporting unit to its carrying value. The carrying value of each reporting unit is based on the assets and liabilities associated with the operations of the reporting unit. The Company calculates estimated fair values of the reporting units based on discounted future cash flows utilizing estimates in annual revenue, service and product margins, fixed expense rates, allocated corporate overhead, directly-operated and franchise salon counts, and long-term growth rates for determining terminal value. If the carrying amount of a reporting unit exceeds its fair value, a loss will be recorded for the excess of the carrying value of the reporting unit over the fair value of the reporting unit. The Company did not recognize impairment losses for any goodwill during the years ended December 31, 2023, 2022 and 2021.

Asset Retirement Obligations

Asset Retirement Obligations

The Company records asset retirement obligations when the obligation is incurred. The obligation is measured at fair value and included in other current liabilities and asset retirement obligations. When the liability is initially recorded, the Company capitalizes the related cost by increasing the carrying amount of the related long-lived asset. The liability is accreted to its present value, and the capitalized cost is depreciated over the asset’s useful life.

Revenue Recognition

Revenue Recognition

Revenues are recognized when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services.

The Company determines revenue recognition through the following steps:

Step 1: identification of the contract with a customer;

Step 2: identification of the performance obligations in the contract;

Step 3: determination of the transaction price;

Step 4: allocation of the transaction price to the performance obligations in the contract;

Step 5: recognition of revenue when, or as, the Company satisfies a performance obligation.

Revenue from Directly-Operated Salons

Revenues from directly-operated salons (including sales in the Luxury Beauty segment) are recognized when services are provided at the salons. The promised services for directly operated studios are the services ordered by the end customer from the service menu. The services are provided in one appointment. Therefore, there is only one performance obligation. As the customer simultaneously receives and consumes the benefits of the relaxation services, the revenue is recognized as the service is delivered using the delivery output method.

Revenue from prepaid cards is recognized when the services are transferred. When value is added to a prepaid card, the Company records a contract liability for its performance obligation to stand ready to transfer services in the future (or transfer funds to franchisee who provides service). When the services or funds are transferred, it derecognizes the contract liability and correspondingly recognizes revenue. The Company expects to be entitled to a certain amount of breakage and recognizes revenue from breakage proportionately to the redemptions exercised by the customer. The amount of breakage recognized for the years ended December 31, 2023, 2022 and 2021 were ¥46,426 thousand, ¥64,600 thousand and ¥61,247 thousand, respectively.

The Company also sells salons to third-party investors. As this is a recurring source of income for the Company as part of the larger strategy for the relaxation salons segment, the sale of salons is considered part of the Company’s ongoing major or central operations and thus ordinary activities for the Company, and the third-party investors are considered as “customers”. Therefore, the Company applies ASC 606 to these contracts. Revenue from the sale of directly-owned salons is comprised of the (i) transfer of the salon assets and business rights and (ii) outsourced salon operation services. The revenue for the transfer of salon assets and business rights is recognized at a point in time when the agreement is signed, and control is transferred to the customer.

Furthermore, the Company may purchase the sold salons from the third-party investors after a certain period time from the initial salon sales based on the third-party investors’ demands and the Company’s business strategy. Depending on the negotiation with the investors, the Company may sell additional salons to the third-party investors, which can be on the same date of the salon purchase or in the future.

If the Company enters into a salon purchase and sales agreement with the same investor on the same date or near the same date, the Company recognizes the salon purchase and sales agreements as a combined arrangement. Under the combined arrangement, the proceeds from the sale of salon and the payment for the purchase of salon are offset with each other. Therefore, the Company recognizes the noncash consideration and the difference of the carrying value of the sold salon and the transaction of salon sales as other income or loss, which is included in gain from sales of salons in the consolidated statements of operation.

Furthermore, the Company often enters into a salon purchase agreement with an third-party investor and sells the purchased salon to a different third-party investor on the same date. When these transactions happen, the Company’s performance obligation is to make an arrangement for the provision of the good by another, and the seller effectively controls the salon before it is sold to the new third-party investor. Therefore, the Company is considered to be an agent in this type of transaction and the Company records the revenue resulted from this type of transaction at net. There is no significant financing component. The proceeds from the transfer of the salons are classified based on the intention.

Also, the buyers of salons are entitled to enter into Service Agreements with the Company to manage the operations of the salons and the Company charges a fee for the management services to be provided. Revenue from the Service Agreement are recognized over the term of the agreement as services are provided. The customer benefits from the integrated service over the contract term and each time increment is substantially the same. Therefore, the outsourced salon operations are considered a “series” of distinct services and are treated as a single performance obligation. The term of the Service Agreement is typically five years. Under the Service Agreement, the Company is reimbursed for the costs of operating the salon including leases and will recognize revenue from the reimbursement of costs using the as-invoiced practical expedient. Furthermore, the Company will receive a certain portion of the excess profit, which is considered variable consideration. This success fee will be constrained until there is greater than 70% probability that there will be no future reversal of revenue.

Franchise Revenue

Franchise revenue is comprised of (i) franchise fees, (ii) royalty income, (iii) staffing service revenue, (iv) sublease revenue, and (v) other franchise revenues. The Company and the franchisee enter into a franchise agreement which sets forth the standard terms and conditions of operating the franchised salon, as well as the fees and royalties over the term of the agreement. In most cases, an outsourcing agreement, is also entered into in conjunction with the franchise agreement that specifies the terms of the sublease arrangement with the franchisee. Upon the franchisee’s request, the Company’s therapists are dispatched to franchise locations and franchisees must pay dispatch fees in accordance with the dispatched employees’ position.

(i)	Franchise fees

The Company receives the entire non-refundable initial franchise fees from the franchisee based on franchise agreement. The franchise agreement typically has an initial term of five years. The services for operating the franchised salon provided by the Company under franchise contract are not separately identifiable within the contract and are interrelated with the franchise right granted in the franchise agreement. As such the services are considered to represent a single performance obligation. The franchise agreement could be renewed prior to expiration by mutual consent and renewal franchise fees are paid by franchisee upon renewal of agreement. Initial franchise fees and expected renewal franchise fees are recognized as revenue ratably using the time-based input method over the expected average contract life (7-10 years), instead of the contract term, as there is a material right related to renewals.

(ii)	Royalty income

The Company collects royalties, an amount calculated by multiplying a certain percentage to gross sales, on a monthly basis. The royalties are subject to the sales- and usage-based royalties constraint and are recognized as revenues based on the monthly royalty earned where such amount is determined on the basis of gross sales made from each salon.

(iii)	Staffing service revenue

The Company also generates revenue from providing its therapists to franchisees, which are recognized as revenues based on the total number of working hours of the agency worker during the dispatched period. The Company has elected the ‘as-invoiced’ practical expedient for its staffing services where the fixed rate per hour is invoiced to the customer.

(iv)	Sublease revenue

The Company leases the premises in which the majority of its franchisees operate, where the Company retains the head lease primary obligation, and has entered into corresponding sublease arrangements with franchisees. Revenues from sublease transactions with franchisees are recognized on a straight-line basis over the respective operating lease terms, or at the time of the underlying sales for variable lease payments, in accordance with Accounting Standards Codification (“ASC”) 842 Leases (“ASC 842”).

(v)	Other franchise revenues

Other franchise revenues include other services provided to franchisees separately from the franchise agreements and include advertising, training, studio construction and hiring support. These services are primarily recognized as revenues when services are provided. The Company has elected the ‘as-invoiced’ practical expedient for its studio construction services where the consideration is invoiced to the customer.

Other Revenues

Other revenues are primarily from the Digital Preventive Healthcare segment, which include revenues from serving implementation of health and wellness programs (Specific Health Guidance Program), as well as wearable device service (MOTHER Bracelet®), and are recognized when services are provided or the ownership of products are transferred. The Company offers standard assurance-type warranties for its MOTHER Bracelet® which are not accounted for as a separate performance obligation and do not contain acceptance clauses.

See Note 13 for further disclosures required under ASC 606.

Revenue is recognized net of consumption tax collected from customers and subsequently remitted to governmental authorities.

Advertising Expenses

Advertising Expenses

Advertising costs are expensed as incurred and are recorded in selling, general and administration expenses in the consolidated statements of operation. Advertising expenses for the years ended December 31, 2023, 2022 and 2021 were ¥162,033 thousand, ¥135,127 thousand and ¥130,959 thousand, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments at the fair value of the award on the grant date and recognizes the cost over the requisite service period which the employee is required to provide services in exchange for the award. Compensation expenses are recognized on a straight-line basis over the requisite service period of the awards which are expected to be vested. The Company accounts for forfeitures as they occur. The Company uses option pricing methods that require the input of subjective assumptions, including the expected term, expected volatility, dividend yield and risk-free interest rate.

The Company estimates the likelihood and the rate of achievement for performance sensitive stock-based awards at the end of each reporting period. Changes in the estimated rate of achievement can have a significant effect on the recorded stock-based compensation expense as the effect of a change in the estimated achievement level is recognized in the period the change occurs.

Income Taxes

Income Taxes

Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes and tax loss carryforwards. These deferred taxes are measured using the currently enacted tax rates in effect for the year in which the temporary differences or tax loss carryforwards and tax credits are expected to reverse.

Valuation allowances are provided against deferred tax assets when it is more likely than not that a tax benefit will not be realized. The Company considers all available evidence (both positive and negative) when determining whether a valuation allowance is required, with emphasis on its past operating results, the existence of cumulative losses in the most recent years and its forecast of near-term taxable income. The Company recognizes the financial statement effect of uncertain tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Accrued interest and penalties related to the unrecognized tax benefits are included in income tax expense (benefit) in the consolidated statements of operation.

The Company recognizes penalties related to income taxes within the selling, general and administrative expenses line in the consolidated statements of operations. Interest related to income taxes will be recognized in interest expense in the consolidated statements of operations.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic and diluted earnings (loss) attributable to the Company’s shareholders per common share are presented in conformity with the two-class method required for participating securities. Basic net income (loss) attributable to the Company’s shareholders per common share is computed by dividing net income (loss) attributable to the Company by the weighted-average number of shares of common stock outstanding during the year. Diluted net income (loss) attributable to the Company’s shareholders per common share reflects the potential dilutive effect of stock options. (See Note 14)

Recently Issued Accounting Pronouncements Adopted and Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

Disclosure Improvements

In October 2023, the FASB issued ASU No. 2023-06, Disclosure Improvements-Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. This new standard modified the disclosure and presentation requirements of a variety of codification topics by aligning them with the SEC’s regulations. ASU 2023-06 will become effective for each amendment on the effective date of the SEC’s corresponding disclosure rule changes. The Company does not believe this will have a material impact on its consolidated financial statements.

Segments

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures. The new standard requires enhanced disclosures about segment information and significant segment expenses. It does not change how a public entity identifies its operating segments. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The new standard should be applied retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the impact on its consolidated financial statements.

Income Taxes

In December 2023, the FASB issued 2023-09, Income Taxes (Topic 740), Improvements to Income Tax Disclosures. The new standard requires public business entities to disclose information about income taxes paid, specific categories in the rate reconciliation, and additional information for reconciling items that meet a quantitative threshold. The guidance should be applied on a prospective basis. For public business entities, ASU 2023-08 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. For all other entities, the standard is effective for annual periods beginning after December 15, 2025. The Company is currently evaluating the impact on its consolidated financial statements.

Recently Issued Accounting Pronouncements Adopted

Credit Losses

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires measurement and recognition of expected credit losses for financial assets measured at amortized cost, including accounts receivable, upon initial recognition of that financial asset using a forward-looking expected loss model, rather than an incurred loss model. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842). The standard defers the effective dates of ASU 2016-13 for SEC filers that are eligible to be smaller reporting companies, non-SEC filers and all other companies. As a result, Topic 326 is effective for interim and annual reporting periods beginning in 2023. The adoption of this standard did not have a material effect on its financial position or results of operations.

Recently Issued Accounting Pronouncements Not Yet Adopted

Disclosure Improvements

In October 2023, the FASB issued ASU No. 2023-06, Disclosure Improvements-Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. This new standard modified the disclosure and presentation requirements of a variety of codification topics by aligning them with the SEC’s regulations. ASU 2023-06 will become effective for each amendment on the effective date of the SEC’s corresponding disclosure rule changes. The Company is currently evaluating the impact on its consolidated financial statements.

Segments

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures. The new standard requires enhanced disclosures about segment information and significant segment expenses. It does not change how a public entity identifies its operating segments. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The new standard should be applied retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the impact on its consolidated financial statements.

Income Taxes

In December 2023, the FASB issued 2023-09, Income Taxes (Topic 740), Improvements to Income Tax Disclosures. The new standard requires public business entities to disclose information about income taxes paid, specific categories in the rate reconciliation, and additional information for reconciling items that meet a quantitative threshold. The guidance should be applied on a prospective basis. For public business entities, ASU 2023-08 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. For all other entities, the standard is effective for annual periods beginning after December 15, 2025. The Company is currently evaluating the impact on its consolidated financial statements.